Income Taxes (Details)	9 Months Ended	11 Months Ended
	Dec. 31, 2021	Nov. 29, 2021
Applicable tax rate as percentage of 4% of U.S. related gross transportation income	50.00%
Percentage of U.S. Related Gross Transportation Income	4.00%
OceanPal Inc. Predecessors
Applicable tax rate as percentage of 4% of U.S. related gross transportation income		50.00%
Percentage of U.S. Related Gross Transportation Income		4.00%